Summary of Significant Accounting Policies - Summary of Impacts on Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Restatement of Impacts on the Consolidated Statements of Comprehensive Income [Line Items]
Revenue	₩ 29,878,043	₩ 24,261,561	₩ 23,475,567
Cost of sales	(24,572,939)	(21,626,339)	(21,607,240)
Gross profit	5,305,104	2,635,222	1,868,327
Operating income(loss)	2,230,608	(36,465)
Profit(Loss) before income tax	1,718,885	(602,446)	(3,344,242)
Income tax expense (benefit)	385,341	(526,299)	(472,164)
Profit(Loss) for the year	₩ 1,333,544	₩ (76,147)	₩ (2,872,078)
Basic and diluted loss per share (in won)		₩ (265)
Basic earnings(loss) per share (in won)	₩ 3,315	₩ (265)	₩ (7,908)
Diluted earnings per share (in won)	₩ 3,130
Previously stated [member]
Disclosure of Restatement of Impacts on the Consolidated Statements of Comprehensive Income [Line Items]
Revenue	₩ 29,878,043	₩ 24,230,124
Cost of sales	(24,574,572)	(21,587,554)
Gross profit	5,303,471	2,642,570
Operating income(loss)	2,228,975	(29,117)
Profit(Loss) before income tax	1,717,252	(595,098)
Income tax expense (benefit)	384,933	(524,462)
Profit(Loss) for the year	₩ 1,332,319	₩ (70,636)
Basic and diluted loss per share (in won)		₩ (250)
Basic earnings(loss) per share (in won)	₩ 3,312
Diluted earnings per share (in won)	₩ 3,126
Adjustments [member]
Disclosure of Restatement of Impacts on the Consolidated Statements of Comprehensive Income [Line Items]
Revenue	₩ 0	₩ 31,437
Cost of sales	1,633	(38,785)
Gross profit	1,633	(7,348)
Operating income(loss)	1,633	(7,348)
Profit(Loss) before income tax	1,633	(7,348)
Income tax expense (benefit)	408	(1,837)
Profit(Loss) for the year	₩ 1,225	₩ (5,511)
Basic and diluted loss per share (in won)		₩ (15)
Basic earnings(loss) per share (in won)	₩ 3
Diluted earnings per share (in won)	₩ 4